SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL

11.	SHARE CAPITAL

(a)	AUTHORIZED

Unlimited number of common shares

One special voting share

(b)	COMMON SHARES ISSUED

	Number of
	Shares	Amount

Balance, January 1, 2019	28,808,230	112,028,194
Funds from the exercise of stock options	28,125	60,028
Fair value of stock options exercised	-	55,950

Balance, December 31, 2019	28,836,355	112,144,172
Funds from the exercise of stock options	330,284	794,808
Fair value of stock options exercised	-	768,356
Funds from the exercise of warrants	74,400	293,642
Fair value of exercised warrants (Notes 10 and 11)	-	127,964
Issued on the conversion of convertible debentures (Note 10)	123,500	369,545
Fair value of warrants issued on conversion of convertible debentures	-	(146,858)
Exercise of warrants issued in conjunction with debt financing	94,245	221,620
Shares issued to settle accounts payable	3,027	13,011

Balance, December 31, 2020	29,461,811	$114,586,260

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

11.	SHARE CAPITAL (Continued)

Funds from the exercise of stock options	1,001,519	3,124,392
Fair value of stock options exercised	-	2,699,042
Issued on the conversion of convertible debentures (Note 10)	1,119,750	3,571,342
Fair value of warrants issued upon conversion of convertible debentures	(1,229,305)	-

Funds from the exercise of warrants	3,144,750	12,994,358
Fair value of warrants exercised	-	5,351,586
Funds from Common shares issued on privale placement	1,764,720	11,815,595
Fair value of warrants issued on private placement	-	(3,766,007)
Share issue costs	-	(1,143,034)
Fair value of broker warrants issued as share issue costs	-	(288,197)
Shares issued to settle accounts payable	1,678	13,814
Balance, December 31, 2021	36,494,228	$147,729,846

During 2020, holders of certain convertible debentures converted $369,545 worth of convertible debentures into 123,500 units of the Company. Each unit consists of one common share and one common share purchase warrant. Each common share purchase warrant entitles the holder to purchase one common share of the Company at a price of $3.80 (CAD$5.00) per share for a period of four years from the date upon which the convertible debenture was issued.

The fair value of the share purchase warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 1.32%, volatility of 76.55%, and estimated life of 2 years. The estimated fair value assigned to the warrants was $146,858.

During 2020, the Company engaged with a firm to assist with its shareholder communications strategy. The terms of the agreement require the Company to issue common shares at certain pre-determined dates in statisfaction of past services rendered. During 2020, the Company settled $13,011 in accounts payable related to past services rendered under this agreement by issuing 3,027 common shares at a price of $4.30 (CAD$5.60) per share to the firm.

On February 11, 2021, the Company completed a brokered private placement offering of 1,764,720 units at a price of $6.70 (CAD$8.50) per unit for gross proceeds of $11,815,595 (CAD$15,000,120). Each unit consists of one common share and one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $9.00 (CAD$11.50) per share until February 11, 2023. At any time after June 12, 2021, the Company reserves the right to accelerate the expiry of the warrants if the Company’s average stock price exceeds $18.10 (CAD$23.00) for a period of 10 consecutive trading days. The broker was paid a cash commission of $708,667 (CAD$900,007) equating to 6% of the gross proceeds and received 105,883 broker warrants. Each broker warrant is exercisable into one common share of the Company at a price of $6.70 (CAD$8.50) per broker warrant until February 11, 2023. The Company incurred additional share issuance costs of $434,367 directly related to the private placement and warrant exercises.

The fair value of the share purchase warrants and broker warrants was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: dividend yield of 0%, risk-free interest rate of 0.19%, volatility of 75.26%, and estimated life of 2 years. The estimated fair value assigned to the warrants and broker warrants was $3,766,007 and $288,197, respectively.

In 2020, the Company engaged with a firm to assist with its shareholder communications strategy. The terms of the agreement require the Company to issue common shares at certain pre-determined dates in statisfaction of past services rendered. During 2021, the Company settled $13,814 (2020 - $13,011) in accounts payable related to past services rendered under this agreement by issuing 1,678 (2020 - 3,027) common shares at a price of $8.20 (CAD$10.10) (2020 - $4.30 (CAD$5.60) per share to the firm.

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)